Average Annual Total Returns - VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO - VIPDynamicCapitalAppreciationPortfolio-InitialServiceService2PRO - VIP Dynamic Capital Appreciation Portfolio
Apr. 29, 2024
VIP Dynamic Capital Appreciation Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	29.07%
Past 5 years	17.21%
Past 10 years	11.66%
VIP Dynamic Capital Appreciation Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	28.93%
Past 5 years	17.09%
Past 10 years	11.55%
VIP Dynamic Capital Appreciation Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	28.72%
Past 5 years	16.93%
Past 10 years	11.38%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%